INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current tax	¥ 935,897		¥ 945,305	¥ 1,053,979
Deferred tax	72,977		(208,501)	204,217
Income tax expense	¥ 1,008,874	$ 142,097	¥ 736,804	¥ 1,258,196